EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE

3. EARNINGS PER SHARE

Earnings per share is computed as follows (in thousands, except per share data):

	Three Months Ended September 30,						Nine Months Ended September 30,
	2013			2012			2013			2012
	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount
Basic earnings per share	$120,199	89,610	$1.34	$92,257	82,461	$1.12	$63,985	86,867	$0.74	$86,243	82,480	$1.05
Effect of dilutive incentive-based awards		596			913			664			821

Diluted earnings per share	$120,199	90,206	$1.33	$92,257	83,374	$1.11	$63,985	87,531	$0.73	$86,243	83,301	$1.04

Basic earnings per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is determined based on the dilutive effect of unvested restricted stock probable of vesting using the treasury stock method. During the three and nine months ended September 30, 2013 and 2012, there were no anti-dilutive shares of common stock excluded from the computation of diluted earnings per share.

5. EARNINGS PER SHARE

Earnings per share is computed as follows (in thousands, except per share data):

	Year Ended December 31, 2012			Year Ended December 31, 2011			Year Ended December 31, 2010
	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount
Basic earnings per share	$77,444	82,480	$0.94	$19,113	81,392	$0.23	$(45,464)	80,800	$(0.56)
Effect of dilutive incentive-based time vested unit awards		1,072			632			—

Diluted earnings per share	$77,444	83,552	$0.93	$19,113	82,024	$0.23	$(45,464)	80,800	$(0.56)

Basic earnings per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is determined based on the dilutive effect of incentive units using the treasury stock method.